Investments (Investments at Fair Value) (Details) - USD ($) $ in Millions	Jul. 03, 2016	Sep. 27, 2015	Sep. 28, 2014
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Current	$ 153	$ 155	$ 553
Available-for-sale Securities, Noncurrent	0	63	120
Asset-backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Current		10	9
Available-for-sale Securities, Noncurrent		3	4
Certificates of Deposit [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Current		2
Commercial Paper [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Current			33
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Current		15
Available-for-sale Securities, Noncurrent		15
Municipal Notes [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Current	$ 153	128	455
Municipal Bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Noncurrent		$ 45	$ 75